Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Entity Central Index Key	0001756708
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38863
Entity Registrant Name	JUMIA TECHNOLOGIES AG
Entity Incorporation, State or Country Code	2M
Entity Address, Address Line One	Charlottenstraße 4
Entity Address, Postal Zip Code	10969
Entity Address, City or Town	Berlin
Entity Address, Country	DE
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	156,816,494
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Skalitzer Straße 104
Entity Address, Postal Zip Code	10997
Entity Address, City or Town	Berlin
City Area Code	30
Local Phone Number	398 20 34 51
Contact Personnel Name	Sacha Poignonnec
Contact Personnel Email Address	sacha.poignonnec@jumia.com
American Depository Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	JMIA
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
No Trading Symbol Flag	true
Security Exchange Name	NYSE